TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations Before Income Taxes

Income (loss) from continuing operations  before income taxes consisted of:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
PRC	32,423	(120,523)	13,094
Non-PRC	(13,042)	(39,884)	(46,069)
	19,381	(160,407)	(32,975)

Income Tax Expenses (Benefits) form continuing Operations Benefits

Income tax expenses (benefits) from continuing operations comprised:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Current tax expense	18,669	2,282	954
Deferred tax benefit	(317)	(21,271)	(10,498)
	18,352	(18,989)	(9,544)

Reconciliation Between Income Tax Expense (Benefit) and Amount Computed by Applying Statutory Tax Rate

17.          TAXATION (continued)

A reconciliation between the amount of income tax expenses (benefits) and the amount computed by applying the PRC statutory tax rate to income (loss) from continuing operations before income taxes was as follows:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Income (loss) from continuing operations before income taxes	19,381	(160,407)	(32,975)
Income tax at applicable tax rate of 25%	4,845	(40,102)	(8,244)
Effect of international tax rate differences	472	6,891	8,236
Non-deductible expenses	7,671	16,042	6,419
Non-taxable income	—	(1,145)	(535)
Effect of tax holidays or preferential tax rates	(9,457)	(3,489)	(756)
Effect of tax rate changes	(1,725)	—	298
Investment basis difference in the PRC Domestic Entities	2,696	—	—
Withholding tax	—	11,720	4,711
Research and development super-deduction	—	(2,703)	(3,185)
Changes in valuation allowance	8,845	1,273	1,327
Expiration of loss carry forwards	—	101	124
Expiration of unrecognized tax benefits due to applicable statute of limitations	(4,302)	(8,881)	(13,090)
Interest and penalties on unrecognized tax benefits	9,307	1,304	(7,168)
Others	—	—	2,319
	18,352	(18,989)	(9,544)

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$
Income (loss) from continuing operations before income taxes	19,381	(160,407)	(32,975)
Income tax at applicable tax rate of 25%	4,845	(40,102)	(8,244)
Effect of international tax rate differences	472	6,891	8,236
Non-deductible expenses	7,671	16,042	6,419
Non-taxable income	—	(1,145)	(535)
Effect of tax holidays or preferential tax rates	(9,457)	(3,489)	(756)
Effect of tax rate changes	(1,725)	—	298
Investment basis difference in the PRC Domestic Entities	2,696	—	—
Withholding tax	—	11,720	4,711
Research and development super-deduction	—	(2,703)	(3,185)
Changes in valuation allowance	8,845	1,273	1,327
Expiration of loss carry forwards	—	101	124
Expiration of unrecognized tax benefits due to applicable statute of limitations	(4,302)	(8,881)	(13,090)
Interest and penalties on unrecognized tax benefits	9,307	1,304	(7,168)
Others	—	—	2,319
	18,352	(18,989)	(9,544)

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	As of December 31,
	2017	2018	2019
	US$	US$	US$

Balance at beginning of year	78,933	79,436	72,737
Increase relating to prior year tax positions	4,192	577	5,451
Increase relating to current year tax positions	10,666	6,925	14,818
Decrease relating to reversal of prior years’ tax position	(14,102)	(1,821)	(5,548)
Decrease relating to expiration of applicable statute of limitations	(4,586)	(9,220)	(13,090)
Foreign currency translation adjustments	4,333	(3,160)	(1,116)
Disposal of subsidiaries	—	—	(2,440)
Balance at end of year	79,436	72,737	70,812

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates

The aggregate amount and per share effect of tax holidays and preferential tax rates from continuing operations were as follows:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$

The aggregate amount	(9,457)	(3,489)	(756)
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
-Basic	0.11	0.04	0.01
-Diluted	0.10	0.04	0.01

Components of Deferred Taxes

The components of deferred taxes were as follows:

	As of December 31,
	2018	2019
	US$	US$

Deferred tax assets
Net operating losses	71,297	59,374
Lease liability	—	1,055
Impairment of assets	933	1,153
Overcharged advertising and promotion fee	1,061	1,141
Fixed assets depreciation	208	332
Less: Valuation allowance	(71,297)	(55,430)

Total deferred tax assets, net	2,202	7,625

Deferred tax liabilities
Right of use assets	—	(1,055)
Investment basis in the PRC entities	(72,088)	(75,774)
BaoAn Acquisition – Property	(12,191)	(11,522)
Investments	(13,160)	(3,290)
Interest capitalization	(139)	(137)

Deferred tax liabilities	(97,578)	(91,778)

Net deferred income tax assets	2,202	6,570
Net deferred income tax liabilities	(97,578)	(90,723)

Rollforward of valuation allowances of deferred tax assets

	As of December 31,
	2018	2019
	US$	US$
Balance as of beginning of year	(73,011)	(71,297)
Additions of valuation allowance	(9,868)	(4,433)
Utilization of deferred tax assets	8,595	2,651
Change in judgment about the realizability of deferred tax assets	—	455
Decrease relating to disposal of entities	—	16,447
Foreign currency translation adjustments	2,987	747
Balance as of end of year	(71,297)	(55,430)